Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ (227)	$ (116)	$ (151)
Defined contribution pension plans	1,015	933	874
Pension plans	788	817	723
Defined benefit and contribution healthcare plans	38	34	34
Post-employment benefits	$ 826	$ 851	$ 757